OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER ASSETS
Schedule of other assets

	December 31,
	2018	2019	2019
	RMB	RMB	(Note2) USD
			Unaudited
Prepayment to suppliers	12,143	55,412	7,959
Silver products and raw silver	428	247	36
VAT refund receivable	11,769	1,150	165
Expense advance to employees	998	1,489	214
Receivables related to subsidiaries disposal	9,620	—	—
Staff loan	49,800	53,851	7,735
Deposit and others	70,890	113,153	16,254
Total	155,648	225,302	32,363